UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY 10022

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds
Annual Report
December 31, 2019
Mirae Asset Emerging Markets VIT Fund
Mirae Asset Emerging Markets Great Consumer VIT Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Fund at 1-888-335-3417 or by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-335-3417 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Funds you hold in the Mirae fund complex and with your financial intermediary.

i

Mirae Asset Discovery Funds
Expense Examples (Unaudited)

As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, these examples are based on an investment of  $1,000 invested at November 13, 2019 (commencement of operations) and held for the entire period from November 13, 2019 through December 31, 2019.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 11/13/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 11/13/19 – 12/31/19(1)	Hypothetical Expenses Paid During Period 7/1/19 – 12/31/19(2)	Annualized Expense Ratio During Period 11/13/19 – 12/31/19
Emerging Markets VIT Fund	Class I	$1,000.00	$1,055.00	$1,019.41	$1.59	$5.85	1.15%
Emerging Markets Great Consumer VIT Fund	Class I	1,000.00	1,058.00	1,019.41	1.59	5.85	1.15%
(1)
Actual expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio, multiplied by the number of days in the period since commencement of operations (49), divided by the number of days in the fiscal year (365).

(2)
For comparison purposes, the hypothetical expenses are calculated as if each Fund had been in existence since July 1, 2019 and are equal to the Fund's average account value over the period multiplied by the Fund's annualized net expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (365).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets VIT Fund	December 31, 2019

	Shares	Value
Common Stocks (94.8%)
3SBio, Inc.* (Biotechnology)	22,000	$28,517
AIA Group Ltd. (Insurance)	5,400	56,690
AL Rajhi Bank (Banks)	1,900	33,129
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	849	180,072
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	4,900	12,917
Banco do Brasil SA (Banks)	3,900	51,218
BOC Aviation Ltd. (Trading Companies & Distributors)	2,300	23,393
CD Projekt SA (Entertainment)	200	14,740
China Mengniu Dairy Co. Ltd. (Food Products)	7,000	28,299
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	12,000	46,741
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	74,000	44,542
China Resources Gas Group Ltd. (Gas Utilities)	4,000	21,972
Clicks Group Ltd. (Food & Staples Retailing)	1,000	18,330
Companhia de Locacao das Americas (Road & Rail)	10,807	61,021
Credicorp Ltd. (Banks)	100	21,313
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	14,000	33,384
Dabur India Ltd. (Personal Products)	4,358	27,991
Detsky Mir PJSC (Specialty Retail)	11,210	18,103
DLF Ltd. (Real Estate Management & Development)	13,844	44,788
DP Eurasia NV* (Hotels, Restaurants & Leisure)	16,600	11,520
FirstRand Ltd. (Diversified Financial Services)	3,600	16,150
Gail India Ltd. (Gas Utilities)	20,929	35,497
Grupo Financiero Banorte Sab de CV (Banks)	4,500	25,128
Guangzhou Baiyun International Airport Co. Ltd., Class A (Transportation Infrastructure)	19,000	47,598
Halyk Bank GDR (Banks)	1,320	17,622
Huya, Inc. ADR* (Entertainment)	659	11,829
ICICI Bank Ltd. (Banks)	11,676	88,163
IHH Healthcare Berhad (Health Care Providers & Services)	51,500	68,893
Industrial & Commerical Bank of China Ltd., H Shares (Banks)	63,000	48,513
KAZ Minerals PLC (Metals & Mining)	4,600	32,374
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	44,999	40,352
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	2,900	37,926
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	30	17,158
Mr. Price Group Ltd. (Specialty Retail)	1,400	18,252
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	10,853	46,730
Novatek OAO Spons GDR (Oil, Gas & Consumable Fuels)	160	32,480
Odisha Cement Ltd. (Construction Materials)	2,550	28,594
	Shares	Value
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	3,000	$35,460
Prosus NV* (Internet & Direct Marketing Retail)	700	52,234
PT Bank Central Asia TBK (Banks)	14,100	33,954
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	13,200	3,776
Raia Drogasil SA (Food & Staples Retailing)	1,000	27,757
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	1,532	32,500
Rumo SA* (Road & Rail)	7,500	48,670
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,994	144,482
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,329	52,181
Sberbank of Russia ADR (Banks)	2,000	32,880
SBI Life Insurance Co. Ltd. (Insurance)	4,516	60,846
Security Bank Corp. (Banks)	11,250	43,324
Shinhan Financial Group Ltd.* (Banks)	716	26,843
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	11,200	28,071
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	530	43,132
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	1,900	32,895
Suzano SA (Paper & Forest Products)	3,300	32,557
TAL Education Group ADR* (Diversified Consumer Services)	1,194	57,551
Tencent Holdings Ltd. (Interactive Media & Services)	2,600	125,332
Tencent Music Entertainment Group* (Entertainment)	2,543	29,855
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,370	22,803
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	17,300	31,418
Universal Robina Corp. (Food Products)	14,390	41,208
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	7,200	20,675
X5 Retail Group NV (Food & Staples Retailing)	500	17,250
Yandex NV* (Interactive Media & Services)	700	30,443
TOTAL COMMON STOCKS (Cost $2,355,428)		2,500,036
Preferred Stock (1.6%)
Lojas Renner SA (Multiline Retail)	3,100	43,309
TOTAL PREFERRED STOCK (Cost $36,309)		43,309
TOTAL INVESTMENTS (Cost $2,391,737) – 96.4%		2,543,345
Other Net Assets (Liabilities) – 3.6%		94,836
NET ASSETS – 100.0%		$2,638,181
*
Non-income producing security

ADR
American Depository Receipt

GDR
Global Depository Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets VIT Fund	December 31, 2019

The Emerging Markets VIT Fund invested in the following industries as of December 31, 2019:
	Value	% of Net Assets
Banks	$422,087	15.8%
Biotechnology	28,517	1.1%
Construction Materials	28,594	1.1%
Diversified Consumer Services	57,551	2.2%
Diversified Financial Services	16,150	0.6%
Diversified Telecommunication Services	31,847	1.2%
Electronic Equipment, Instruments & Components	32,895	1.2%
Entertainment	56,424	2.2%
Food & Staples Retailing	84,012	3.3%
Food Products	69,507	2.7%
Gas Utilities	57,469	2.1%
Health Care Providers & Services	115,623	4.4%
Hotels, Restaurants & Leisure	64,789	2.4%
Insurance	152,996	5.7%
Interactive Media & Services	155,775	6.0%
Internet & Direct Marketing Retail	287,390	10.9%
Metals & Mining	32,374	1.2%
Multiline Retail	43,309	1.6%
Oil, Gas & Consumable Fuels	109,522	4.1%
Paper & Forest Products	32,557	1.2%
Personal Products	27,991	1.1%
Pharmaceuticals	64,802	2.5%
Real Estate Management & Development	91,529	3.5%
Road & Rail	109,691	4.2%
Semiconductors & Semiconductor Equipment	43,132	1.6%
Specialty Retail	36,355	1.4%
Technology Hardware, Storage & Peripherals	196,663	7.5%
Textiles, Apparel & Luxury Goods	22,803	0.9%
Trading Companies & Distributors	23,393	0.9%
Transportation Infrastructure	47,598	1.8%
Other Net Assets	94,836	3.6%
Total	$2,638,181	100.0%
The Emerging Markets VIT Fund invested in securities with exposure to the following countries as of December 31, 2019:
	Value	% of Net Assets
Argentina	$17,158	0.7%
Brazil	264,532	10.0%
China	711,508	26.9%
Hong Kong	187,086	7.1%
India	428,264	16.2%
Indonesia	37,730	1.4%
Kazakstan	17,622	0.7%
Mexico	58,720	2.2%
Netherlands	63,754	2.4%
Peru	21,313	0.8%
Philippines	84,532	3.2%
Poland	14,740	0.6%
Russia	131,156	5.0%
Saudi Arabia	33,129	1.3%
Singapore	51,464	2.0%
South Africa	52,732	2.0%
South Korea	335,531	12.7%
United Kingdom	32,374	1.2%
Other Net Assets	94,836	3.6%
Total	$2,638,181	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	December 31, 2019

	Shares	Value
Common Stocks (93.5%)
AIA Group Ltd. (Insurance)	6,400	$67,189
AL Rajhi Bank (Banks)	1,900	33,129
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	4,700	124,983
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	4,900	12,917
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,200	24,245
Asian Paints Ltd. (Chemicals)	2,297	57,447
Banco do Brasil SA (Banks)	4,000	52,531
Britannia Industries Ltd. (Food Products)	1,469	62,321
CD Projekt SA (Entertainment)	200	14,740
China Feihe Ltd.* (Food Products)	136,000	159,707
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	12,700	162,175
China Merchants Bank Co. Ltd. (Banks)	10,000	51,400
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	18,000	70,112
Clicks Group Ltd. (Food & Staples Retailing)	1,000	18,330
Companhia de Locacao das Americas (Road & Rail)	9,487	53,568
CP All Public Co. Ltd. (Food & Staples Retailing)	20,800	50,176
Credicorp Ltd. (Banks)	120	25,576
Crompton Greaves Consumer Electricals (Household Durables)	5,043	16,948
Detsky Mir PJSC (Specialty Retail)	11,260	18,183
DP Eurasia NV* (Hotels, Restaurants & Leisure)	16,600	11,520
FirstRand Ltd. (Diversified Financial Services)	3,700	16,599
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	4,400	67,910
Godrej Consumer Products Ltd. (Personal Products)	2,682	25,724
Grupo Financiero Banorte Sab de CV (Banks)	4,500	25,128
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	13,000	52,222
Halyk Bank GDR (Banks)	1,000	13,350
HDFC Bank Ltd. (Banks)	4,587	81,758
Hindustan Unilever Ltd. (Household Products)	2,328	62,725
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	2,800	35,180
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Food Products)	2,700	15,253
	Shares	Value
KAZ Minerals PLC (Metals & Mining)	4,700	$33,078
LG Household & Health Care Ltd.* (Personal Products)	33	35,988
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	27,000	80,912
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	35	20,018
Mr. Price Group Ltd. (Specialty Retail)	1,600	20,859
Nestle India Ltd. (Food Products)	278	57,591
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	731	88,633
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	6,500	76,831
Prosus NV* (Internet & Direct Marketing Retail)	700	52,234
PT Bank Central Asia TBK (Banks)	28,500	68,632
Raia Drogasil SA (Food & Staples Retailing)	1,100	30,533
Rumo SA* (Road & Rail)	7,500	48,670
Sberbank of Russia ADR (Banks)	2,000	32,880
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	5,500	62,180
Shenzhou International Group (Textiles, Apparel & Luxury Goods)	4,100	59,934
Suzano SA (Paper & Forest Products)	3,200	31,570
TAL Education Group ADR* (Diversified Consumer Services)	498	24,004
TCS Group Holdings PLC GDR (Banks)	1,600	34,400
Tencent Holdings Ltd. (Interactive Media & Services)	1,300	62,666
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	7,200	20,675
X5 Retail Group NV (Food & Staples Retailing)	500	17,250
Yandex NV* (Interactive Media & Services)	700	30,443
TOTAL COMMON STOCKS (Cost $2,349,342)		2,473,027
Preferred Stock (1.6%)
Lojas Renner SA (Multiline Retail)	3,000	41,912
TOTAL PREFERRED STOCK (Cost $35,137)		41,912
TOTAL INVESTMENTS (Cost $2,384,479) – 95.1%		2,514,939
Other Net Assets (Liabilities) – 4.9%		130,418
NET ASSETS – 100.0%		$2,645,357
*
Non-income producing security

ADR
American Depository Receipt

GDR
Global Depository Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	December 31, 2019

The Emerging Markets Great Consumer VIT Fund invested in the following industries as of December 31, 2019:

	Value	% of Net Assets
Banks	$418,784	15.7%
Chemicals	57,447	2.2%
Diversified Consumer Services	112,637	4.3%
Diversified Financial Services	16,599	0.6%
Entertainment	14,740	0.6%
Food & Staples Retailing	136,964	5.3%
Food Products	362,782	13.5%
Health Care Providers & Services	24,245	0.9%
Hotels, Restaurants & Leisure	238,834	9.0%
Household Durables	16,948	0.6%
Household Products	62,725	2.4%
Insurance	144,020	5.4%
Interactive Media & Services	93,109	3.6%
Internet & Direct Marketing Retail	197,235	7.5%
Metals & Mining	33,078	1.3%
Multiline Retail	41,912	1.6%
Paper & Forest Products	31,570	1.2%
Personal Products	61,712	2.4%
Pharmaceuticals	35,180	1.3%
Real Estate Management & Development	70,112	2.7%
Road & Rail	102,238	3.8%
Specialty Retail	39,042	1.5%
Textiles, Apparel & Luxury Goods	140,846	5.3%
Transportation Infrastructure	62,180	2.4%
Other Net Assets	130,418	4.9%
Total	$2,645,357	100.0%
The Emerging Markets Great Consumer VIT Fund invested in securities with exposure to the following countries as of December 31, 2019:
	Value	% of Net Assets
Argentina	$20,018	0.8%
Brazil	258,784	9.8%
China	1,123,990	42.4%
Cyprus	34,400	1.3%
Hong Kong	137,301	5.2%
India	388,759	14.6%
Indonesia	68,632	2.6%
Kazakstan	13,350	0.5%
Mexico	58,720	2.2%
Netherlands	63,754	2.4%
Peru	25,576	1.0%
Poland	14,740	0.6%
Russia	98,756	3.7%
Saudi Arabia	33,129	1.3%
South Africa	55,788	2.1%
South Korea	35,988	1.4%
Thailand	50,176	1.9%
United Kingdom	33,078	1.3%
Other Net Assets	130,418	4.9%
Total	$2,645,357	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	December 31, 2019

	Emerging Markets VIT Fund	Emerging Markets Great Consumer VIT Fund
Assets:
Investments, at value (Cost $2,391,737 and $2,384,479)	$2,543,345	$2,514,939
Foreign currency, at value (Cost $970 and $977)	970	977
Cash	84,080	159,143
Dividends and interest receivable	2,870	168
Receivable for investments sold	21,915	26,821
Receivable from Manager	25,823	26,667
Total Assets	2,679,003	2,728,715
Liabilities:
Deferred foreign taxes	2,702	—
Payable for investments purchased	—	43,655
Accrued expenses:
Administration	5,945	5,945
Fund accounting	2,569	2,097
Transfer agent	578	578
Custodian	6,910	8,968
Legal and audit fees	17,202	17,202
Trustee	237	237
Other	4,679	4,676
Total Liabilities	40,822	83,358
Net Assets	$2,638,181	$2,645,357
Net Assets consist of:
Paid in Capital	$2,500,000	$2,500,000
Total distributable earnings/(loss)	138,181	145,357
Net Assets	$2,638,181	$2,645,357
Net Assets:
Class I	$2,638,181	$2,645,357
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class I	250,000	250,000
Net Asset Value (redemption price per share):
Class I	$10.55	$10.58
Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statements of Operations	For the period ended December 31, 2019(a)

	Emerging Markets VIT Fund	Emerging Markets Great Consumer VIT Fund
Investment Income:
Dividend income	$5,678	$2,825
Interest income	60	81
Foreign tax withholding	(912)	(338)
Total Investment Income	4,826	2,568
Expenses:
Manager fees	3,386	3,386
Administration fees	9,397	9,397
Fund accounting fees	6,009	5,530
Transfer agent fees	610	610
Custodian fees	8,511	10,384
Trustee fees	237	237
Legal and audit fees	17,207	17,205
Printing fees	4,033	4,032
Other fees	647	647
Total Expenses before fee reductions	50,037	51,428
Waivers and/or reimbursements from the Manager	(43,414)	(44,805)
Fees voluntarily reduced by the Administrator	(2,685)	(2,685)
Total Net Expenses	3,938	3,938
Net Investment Income (Loss)	888	(1,370)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	(6,497)	20,017
Net realized gains (losses) on foreign currency transactions	(5,107)	(3,781)
Foreign taxes on realized gains (losses)	(7)	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	151,606	130,491
Net Change in foreign taxes on unrealized gains (losses)	(2,702)	—
Net Realized and Unrealized Gains on Investments and Foreign Currency Transactions	137,293	146,727
Change in Net Assets Resulting From Operations	$138,181	$145,357
Amounts shown as “—” are either $0 or round to $0.
(a)
The Funds’ commencement of operations was November 13, 2019.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets VIT Fund	Emerging Markets Great Consumer VIT Fund
	For the period Nov. 13, 2019(a) through Dec. 31, 2019	For the period Nov. 13, 2019(a) through Dec. 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$888	$(1,370)
Net realized gains (losses) on investments	(6,497)	20,017
Net realized gains (losses) on foreign currency transactions	(5,107)	(3,781)
Foreign taxes on realized gains (losses)	(7)	—
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	148,904	130,491
Change in net assets resulting from operations	138,181	145,357
Change in net assets from capital transactions	2,500,000	2,500,000
Change in net assets	2,638,181	2,645,357
Net Assets:
Beginning of period	—	—
End of period	$2,638,181	$2,645,357
Capital Transactions:
Class I
Proceeds from shares issued	$2,500,000	$2,500,000
Change in net assets resulting from capital transactions	$2,500,000	$2,500,000
Share Transactions:
Class I
Issued	250,000	250,000
Change in shares	250,000	250,000
Amounts shown as “—” are either $0 or round to $0.
(a)
Commencement of operations.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Financial Highlights for the periods indicated	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios of Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)(d)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000’s)	Portfolio Turnover(d)
Emerging Markets VIT Fund
Class I
November 13, 2019 through December 31, 2019*	$10.00	—(e)	0.55	0.55	—	—	—	$10.55	5.50%	1.15%	0.26%	14.61%	$2,638	9%
Emerging Markets Great Consumer VIT Fund
Class I
November 13, 2019 through December 31, 2019*	$10.00	(0.01)	0.59	0.58	—	—	—	$10.58	5.80%	1.15%	(0.40)%	15.02%	$2,645	7%
*
For the period November 13, 2019 (commencement of operations) to December 31, 2019.

(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(c)
Annualized for periods less than one year.

(d)
Not annualized for periods less than one year.

(e)
Amount is less than $0.005.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Notes to Financial Statements	December 31, 2019

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of five series. This report includes information about the following series of the Trust: Mirae Asset Emerging Markets VIT (“Emerging Markets VIT Fund”) Fund and Mirae Asset Emerging Markets Great Consumer VIT Fund (“EM Great Consumer VIT Fund”). Each may be referred to individually as a “Fund” and collectively as the “Funds.” The Emerging Markets VIT Fund and EM Great Consumer VIT Fund have a fiscal year-end of December 31st.
Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers one class of shares: Class I Shares. Shares of the Funds are available exclusively through separate accounts of participating life insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.
The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market

Mirae Asset Discovery Funds
Notes to Financial Statements	December 31, 2019

quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short-term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy, unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security.
A summary of the valuations as of December 31, 2019, based upon the three levels defined above, are identified below for each Fund.
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets VIT Fund
Common Stock*	$2,500,036	$—	$—	$2,500,036
Preferred Stock*	43,309	—	—	43,309
Total Investments	$2,543,345	$—	$—	$2,543,345
EM Great Consumer VIT Fund
Common Stock*	$2,473,027	$—	$—	$2,473,027
Preferred Stock*	41,912	—	—	41,912
Total Investments	$2,514,939	$—	$—	$2,514,939

*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to, if reasonable, undertake any

Mirae Asset Discovery Funds
Notes to Financial Statements	December 31, 2019

procedural steps required to claim the benefits of such treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
Distributions to Shareholders
Each of the Funds intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. There were no distributions to shareholders during the period.
Federal Income Taxes
Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.
Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets VIT Fund	0.99%
EM Great Consumer VIT Fund	0.99%

Mirae Asset Discovery Funds
Notes to Financial Statements	December 31, 2019

The Manager, with respect to each of the Funds, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund. The Funds do not compensate the Sub-Manager. The Manager compensates the Sub-Manager from its Manager fees under the terms of the sub-management agreement. Such fees are payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets VIT Fund	12.5% of the total monthly investment management fee plus an additional 25% of those fees derived from assets managed by the Sub-Manager
EM Great Consumer VIT Fund	12.5% of the total monthly investment management fee plus an additional 25% of those fees derived from assets managed by the Sub-Manager
The Sub-Manager has contractually agreed to waive a portion of the sub-management fees otherwise payable by the Manager, up to a maximum of  $300,000 annually for the Trust.
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2020 as follows:
Class I
Emerging Markets VIT Fund	1.15%
EM Great Consumer VIT Fund	1.15%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the the lesser of  (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. As of December 31, 2019, the repayments that may potentially be made by the Funds are as follows:
	Expires 12/31/22	Total
Emerging Markets VIT Fund	$43,414	$43,414
EM Great Consumer VIT Fund	44,805	44,805
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Citi voluntarily waived a portion of its fees during the period ended December 31, 2019 as indicated on each Fund’s Statement of Operations under the caption “Fees voluntarily reduced by the Administrator.” Each Fund’s ratio of net expenses to average net assets was unaffected by these voluntary waivers due to contractual expense limit described above.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.
The Funds have an uncommitted $15,000,000 demand line of credit facility with Citibank, N.A., expiring August 1, 2020. Borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the period ended December 31, 2019.
Funds Distributor, LLC (the “Distributor”) serves as the distributor of each Fund. The Manager pays the Distributor’s fees and out-of-pocket expense for the distribution services it provides to the Funds.
For the period ended December 31, 2019, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets VIT Fund	Mirae Asset Securities (Hong Kong) Ltd.	$54
EM Great Consumer VIT Fund	Mirae Asset Securities (Hong Kong) Ltd.	157

Mirae Asset Discovery Funds
Notes to Financial Statements	December 31, 2019

Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.
4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended December 31, 2019 were as follows:
	Purchases	Sales
Emerging Markets VIT Fund	$2,609,127	$210,890
EM Great Consumer VIT Fund	2,526,890	162,425
5. Investment Risks
Asset Allocation Risk
Each Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Growth Investing Risk
Investments in growth-focused companies may be more volatile than other stocks or the market as a whole. Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

Mirae Asset Discovery Funds
Notes to Financial Statements	December 31, 2019

6. Federal Income Tax Information
At December 31, 2019, the Emerging Markets VIT Fund had net capital loss carryforwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to its shareholders.
CLCFs originating in the current tax year and not subject to expiration are as follows:
	Short-Term Amount	Long-Term Amount	Total
Emerging Markets VIT Fund	$6,275	$—	$6,275
Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund’s deferred losses are as follows:
	Post-October Loss Deferred	Late Year Ordinary Loss Deferred	Total
Emerging Markets VIT Fund	$—	$5,114	$5,114
There were no distributions paid to shareholders during the tax year ended December 31, 2019.
As of December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Total Accumulated Earnings (Deficit)
Emerging Markets VIT Fund	$888	$888	$(11,390)	$148,683	$138,181
EM Great Consumer VIT Fund	14,866	14,866	—	130,491	145,357

(a)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

At December 31, 2019, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets VIT Fund	$2,391,959	$178,459	$(27,073)	$151,386
EM Great Consumer VIT Fund	2,384,479	167,509	(37,049)	130,460
7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2019, the Manager owned 100% of the Shares of each Fund.
8. Subsequent Events
Management evaluated subsequent events through the date these schedules were issued and concluded no such events require recognition or disclosure.

Mirae Asset Discovery FundsDecember 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Mirae Asset Discovery Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Mirae Asset Discovery Funds, comprising Emerging Markets VIT Fund and Emerging Markets Great Consumer VIT Fund (the “Funds”) as of December 31, 2019, the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the period November 13, 2019 (commencement of operations) to December 31, 2019, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of their operations, changes in net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Mirae Asset Discovery Funds since 2017.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2020

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

On September 24-25, 2018, the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”) considered the approval of the Investment Management Agreement between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) and the Sub-Management Agreement between Mirae Asset USA and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Adviser”) for the proposed Mirae Emerging Markets VIT Fund and Mirae Emerging Markets Great Consumer VIT Fund (the “New Funds”) (consideration of the agreements, the “Approvals”).
In connection with the Approvals, the Board requested and received a wide variety of information from the Adviser. The Board also took into consideration the information provided at the June 18-19, 2018 contract renewal meeting to the extent that such information was relevant to the Approvals and there had been no material changes to such information since it had been presented in connection with the June meeting. The materials described, among other things: the Adviser’s business; the services to be provided by the Adviser with respect to the New Funds; the New Funds’ investment objectives and principal strategies; the one-, three-, five- and seven-year performance of Class I Shares of the Emerging Markets Fund and Emerging Markets Great Consumer Fund, each a series of the Trust and which are managed in a substantially similar manner to the New Funds, as compared to their respective Morningstar universe; ideas for the future growth and efficient operation of the New Funds; the Adviser’s proposed fees and the New Funds’ estimated net total expenses; and the Adviser’s proposed contractual fee waiver and expense reimbursement agreement with respect to the New Funds. At the meeting, representatives of the Adviser discussed with and answered Trustees’ questions about, among other things, the report comparing the New Funds’ fees to those of a peer group of similar funds and the Adviser’s proposed services and personnel. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering the approval the Investment Management Agreement and the Sub-Management Agreement.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services to be provided to the New Funds by the Adviser under the proposed Investment Management Agreement and Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Adviser and Sub-Adviser and other resources to be dedicated to performing services for the New Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers for the New Funds and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for the New Funds’ investments; the capability and integrity of the Adviser’s and Sub-Adviser’s senior management and staff; the quality of the Adviser’s and Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser and Sub-Adviser, including financial statements of the Adviser. The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with other funds in the Trust. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the New Funds under the Investment Management Agreement and Sub-Management Agreement.
The Board did not consider the Adviser’s and Sub-Adviser’s estimated costs of services to be provided to the New Funds or its estimated profitability analysis with respect to the New Funds because of the difficulty of determining the costs and profitability of the New Funds with any degree of certainty as the asset size is only an estimate. The Board considered the Adviser’s financial statements provided at the June 18-19, 2018 contract renewal meeting in its determination that the firm has the necessary resources and financial stability to provide high quality services to the New Funds.
Compensation and Performance
The Board received industry data, including a comparison of the New Funds’ proposed contractual advisory fees and projected net expense ratios for the first year of operations to the contractual advisory fees and net expense ratios of the New Funds’ peer group. The Board considered the Adviser’s commitment to maintain the New Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust. The Board also considered the Class I performance of the Emerging Markets Fund and Emerging Markets Great Consumer Fund, each a current series of the Trust and which are managed in a substantially similar manner as the New Funds, as compared to their respective Morningstar universe for the one-, three-, five- and since inception periods ended June 30, 2018.
Economies of Scale
The Board then considered whether the New Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the New Funds given its expected asset size.
Other Benefits
The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the New Funds and that transactions effected through its affiliated broker are reported to the Board.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement and Sub-Management Agreement were fair and reasonable with respect to the services that the Adviser will provide to the New Funds and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery FundsTrustees and Officers (Unaudited)

Board of Trustees:
Name and Year of Birth*	Positions(s) Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held
Independent Trustees:
Enrique R. Arzac (1941)	Trustee and Chairman of the Audit Committee	2010 to present	Professor of Finance and Economics at the Graduate School of Business, Columbia University since 1971 (Professor Emeritus since 2015).	5	Director of Adams Diversified Equity Fund; Director of Adams Natural Resources Fund; Director of Credit Suisse Asset Management Funds (two closed-end funds, eight open-end funds and one variable annuity fund, each an investment company) from 1990 to 2017; Director of Aberdeen Asset Management- advised Funds (six closed-end investment companies) from 2009 – 2018; Director of Credit Suisse Next Investors, LLC (private investment company); Director of Credit Suisse Park View BDC, Inc. (private business development company) from 2015 to 2017; Director of Epoch Holding Corporation (an investment management and investment advisory services company) from 2006 to March 2013; Director of ETF Securities USA LLC (investment company) since April 2018
John F. McNamara (1942)	Trustee	Trustee (2010 to December 2019); Chairman of the Board (2010 to 2019)	Retired.	5	None
Keith M. Schappert (1951)	Trustee, Chairman of the Board and Chairman of the Nominating and Governance Committee	Trustee (2010 to present); Chairman of the Board (January 2019 to present)	President of Schappert Consulting LLC (investment industry consulting) since 2008.	5	Director of The Commonfund (investment management); Director of Calamos Asset Management, Inc. (investment management) from August 2012 to March 2017; Director of the Angel Oak Flexible Income Fund (investment management); Director of Metropolitan Series Fund, Inc. from August 2009 to June 2015 (investment management); Director of Met Investors Series Trust from April2012 to June 2015 (investment management)
Laurence Smith^ 625 Madison Avenue, 3rd Fl. New York, NY 10022 (1974)	Trustee	January 2020 to present	Chairman, CEO, CIO and Founder, Third Wave Global Investors (investment management) (2004 – present); CIO and Board Member, Horton Point (financial technology) (2017 – present).	5	Director, First Eagle BDC, LLC. (private business development company) since 2019
Interested Trustees:
Joon Hyuk Heo, CFA 625 Madison Avenue, 3rd Fl. New York, NY 10022 (1974)	Trustee	December 2019 to present	Chief Executive Officer of Mirae Asset Global Investments (USA) LLC since December 2019, and Head of Global Fixed Income Investments since May 2011.	5	None

Mirae Asset Discovery FundsTrustees and Officers (Unaudited)

Officers:
Name and Year of Birth*	Positions(s) Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Joon Hyuk Heo, CFA (1974)	President	December 2019 to present	Chief Executive Officer of Mirae Asset Global Investments (USA) LLC since December 2019, and Head of Global Fixed Income Investments since May 2011.
Robert Shea (1966)	Vice President Secretary	August 2016 to Present March 2013 to August 2016	Chief Marketing Officer of Mirae Asset Global Investments (USA) LLC since January 2018, Chief Operating Officer from March 2013 to January 2018 and Head of Finance and Operations from July 2009 to March 2013; Chief Financial Officer of Horizons ETFs Management (US) LLC since February 2017; Director and Executive Vice President of Horizons ETFs Management (USA) LLC from October 2012 to February 2017.
Thomas N. Calabria (1968)	Secretary Chief Complaince Officer	August 2016 to present February 2017 to Present	Chief Compliance Officer of Mirae Asset Global Investments LLC since May 2014 and Horizons ETFs Management (US) LLC since February 2017; Chief Compliance Officer of Horizons ETFs Management (USA) LLC from May 2014 to February 2017; Chief Compliance Officer of Burnham Asset Management from 2007 to 2014 and Burnham Investors Trust from 2006 to 2014.
Joel Engle (1965)	Treasurer	2010 to present	Senior Vice President of Citi Fund Services Ohio, Inc. since December 2007.
*
The business address of each Trustee and Officer is 625 Madison Avenue, 3rd Floor, New York, NY 10022.

^
Laurence Smith replaced John F. McNamara, who retired effective December 31, 2019.

The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free (888) 335-3417 or at http://investments.miraeasset.us.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to the Form N-Q’s successor form, Form N-Port). Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
12/19

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The Registrant’s board of directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Enrique R. Arzac, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Arzac was appointed to the board effective 2010.

Item 4. Principal Accountant Fees and Services.

For the fiscal year ended December 31, 2019, the aggregate fees billed by Cohen & Company, Ltd. for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the tables below.

(a)           Audit Fees:

2019	$29,000

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b)           Audit-Related Fees:

2019	$0

(c)           Tax Fees:

2019	$8,000

Represents the aggregate tax fee billed for professional services rendered by Cohen & Company, Ltd. for tax compliance, tax advice and tax planning. Such tax services included the review of income and excise tax returns for the Registrant. Tax fees for 2019 are for recurring fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(d)           All Other Fees:

2019	$0

For the fiscal year ended December 31, 2019, there were no fees billed for professional services rendered by Cohen & Company, Ltd. to the Registrant, other than the services reported in (a) through (c) of this item.

(e)(1)	Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the Mirae Asset Discovery Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

(f)	Not applicable

(g)	For the fiscal year ended December 31, 2019, the Aggregate non-audit fees billed by Cohen & Company, Ltd. for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0.

(h)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)       Included as part of report to stockholders under Item 1.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Mirae Asset Discovery Funds_______________________________

By (Signature and Title) /s/ Joon Hyuk Heo

Joon Hyuk Heo, President and Principal Executive Officer

Date          February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joon Hyuk Heo

Joon Hyuk Heo, President and Principal Executive Officer

Date           February 27, 2020

By (Signature and Title) /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date          February 27, 2020